Warrant Liability (Details)				1 Months Ended		11 Months Ended		12 Months Ended
	Dec. 09, 2022 CNY (¥)	Dec. 09, 2022 USD ($)	Feb. 11, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 09, 2022 CNY (¥)	Dec. 09, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 ¥ / shares shares
Warrant Liability (Details) [Line Items]
Fair value private warrants				¥ 861,869	$ 123,750			¥ (832,355)	$ (119,512)
Aggregate fair value	¥ 861,869	$ 123,750
Accumulated deficits fair value						¥ 2,100,000	$ 300,000
MicroAlgo [Member]
Warrant Liability (Details) [Line Items]
Fair value private warrants | $			$ 380,000
MicroAlgo [Member] | IPO [Member]
Warrant Liability (Details) [Line Items]
Private placement shares (in Shares) | shares					270,500				270,500			270,500
Pivate placement per units | (per share)					$ 10				$ 10			¥ 69.4